5. Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash and bank deposits	R$ 157,970	R$ 427,608
Cash equivalents	668,217	599,254
Total	R$ 826,187	R$ 1,026,862	R$ 562,207	R$ 1,072,332